Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Oct. 28, 2021
Class A C S I N T Shares | Janus Henderson Emerging Markets Managed Volatility Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Janus Henderson Emerging Markets Managed Volatility Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Henderson Emerging Markets Managed Volatility Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus Henderson mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 52 of the Fund’s Prospectus and in the “Purchases” section on page 83 of the Fund’s Statement of Additional Information. In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts. You may also incur brokerage commissions charged by your broker or financial intermediary when buying Class I Shares or Class N Shares of the Fund that are not reflected in the table or in the example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) exceed 0.85% for at least a one-year period commencing on October 28, 2021. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 198% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	198.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus Henderson mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 52 of the Fund’s Prospectus and in the “Purchases” section on page 83 of the Fund’s Statement of Additional Information. In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts. You may also incur brokerage commissions charged by your broker or financial intermediary when buying Class I Shares or Class N Shares of the Fund that are not reflected in the table or in the example below.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Class C Shares automatically convert to Class A Shares after eight years. The Example for Class C Shares for the ten-year period reflects the conversion to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares are not redeemed
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks from the universe of the MSCI Emerging Markets Indexsm, utilizing Intech Investment Management LLC’s (“Intech”) mathematical investment process, applying a managed volatility approach. The MSCI Emerging Markets Index is designed to measure equity market performance of emerging markets. The Fund seeks to produce returns in excess of the MSCI Emerging Markets Index (the Fund’s benchmark index) over a full market cycle, but with lower absolute volatility than the benchmark index. The Fund seeks to generate such excess returns with absolute volatility that can range from approximately 0% to 30% lower than the MSCI Emerging Markets Index. In this context, absolute volatility refers to the variation in the returns of the Fund and the benchmark index as measured by the standard deviation of monthly returns. This range is expected to be closer to 0% in less volatile markets and will increase as market conditions become more volatile. Since inception, when seeking to generate returns, the Fund has reduced volatility on average by approximately 19.22% relative to its named benchmark index (based on the standard deviation of monthly returns). As noted, the volatility reduction is expected to vary over time based on market conditions and other factors.The Fund pursues its investment objective by applying a mathematical investment process to construct an investment portfolio from the universe of stocks within the named benchmark index. The goal of this process is to combine stocks that individually have higher relative volatility, lower absolute volatility, and lower correlations with each other in an effort to reduce the Fund’s absolute volatility, while still generating returns that exceed the named benchmark index over a full market cycle. Although the Fund is generally expected to underperform its named benchmark index in sharply rising markets, this strategy seeks to participate in normal rising markets and lessen losses in down markets. In applying this strategy, Intech establishes target proportions of its holdings from stocks within the named benchmark index using an optimization process designed to determine the most effective weightings of each stock in the Fund. Once Intech determines such proportions and the Fund’s investments are selected, the Fund is periodically rebalanced to the set target proportions and re-optimized. The rebalancing techniques used by Intech typically result in a higher relative portfolio turnover rate compared to a “buy and hold” fund strategy.The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
Risk [Heading]	rr_RiskHeading	Principal investment risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money.The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices. The principal risks and special considerations associated with investing in the Fund are set forth below.Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic, and other conditions and events (such as terrorism, conflicts, social unrest, natural disasters, epidemics and pandemics, including COVID-19) adversely interrupt the global economy and financial markets.Investment Process Risk. The proprietary mathematical investment process used by Intech may not achieve the desired results. In addition, the focus on managed volatility may keep the Fund from achieving excess returns over the named benchmark index. In this regard, Intech’s managed volatility strategy may underperform the Fund’s named benchmark index during certain periods of up markets, and in particular, most likely will underperform the benchmark index in sharply rising markets, and may not achieve the desired level of protection in down markets. As Intech’s mathematical investment process has evolved, it has experienced periods of both underperformance and outperformance relative to the named benchmark index. Even when the proprietary mathematical investment process is working appropriately, Intech expects that there will be periods of underperformance relative to the benchmark index. On an occasional basis, Intech makes changes to its mathematical investment process that do not require shareholder notice. These changes may result in changes to the portfolio, might not provide the intended results, and may adversely impact the Fund’s performance.Emerging Markets Risk. Emerging market securities involve a number of risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies. Information about emerging market companies, including financial information, may be less available or reliable and Janus Capital’s ability to conduct due diligence with respect to such companies may be limited. Accordingly, these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the taxation systems at the federal,regional, and local levels in developing or emerging market countries may be less transparent, inconsistently enforced, andsubject to change. Emerging markets may be subject to a higher degree of corruption and fraud than developed markets, and financial institutions and transaction counterparties may have less financial sophistication, creditworthiness, and/or resourcesthan participants in developed markets. In addition, Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of emerging markets issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance.Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries, if any, may involve risks greater than, or in addition to, the risks of investing in more developed countries.Geographic Concentration Risk. To the extent the Fund invests a substantial amount of its assets in issuers located in a single country or region, the economic, political, social, regulatory, or other developments or conditions within such country or region will generally have a greater effect on the Fund than they would on a more geographically diversified fund, which may result in greater losses and volatility. Adverse developments in certain regions could also adversely affect securities of other countries whose economies appear to be unrelated and could have a negative impact on the Fund’s performance.•China Risk. The value of securities of companies that derive the majority of their revenues from China is likely to be more volatile than that of other issuers. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment. The Chinese central government historically has exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. Actions of the Chinese government authorities continue to have a substantial effect on economic conditions in China. It is difficult for non-Chinese investors to directly access securities in China because of investment and trading restrictions. These limitations and restrictions may impact the availability, liquidity, and pricing of certain securities.Industry and Sector Risk. Although the Fund does not concentrate its investments in specific industries or industry sectors, it may have a significant portion of its assets invested in securities of companies conducting similar business, or business within the same economic sector. Companies in the same industry or economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility. In addition, the Fund may be overweight or underweight in certain industries or sectors relative to its benchmark index, which may cause the Fund’s performance to be more or less sensitive to developments affecting those sectors.Restricted Securities Risk. Securities that have limitations on their resale are referred to as “restricted securities.” Investments in restricted securities, including securities issued under Regulation S and Rule 144A, could have the effect of decreasing the Fund’s liquidity profile or preventing the Fund from disposing of them promptly at advantageous prices. Restricted securities may be less liquid than other investments because such securities may not always be readily sold in broad public markets and may have no active trading market. As a result, they may be difficult to value because market quotations may not be readily available.Small- and Mid-Sized Companies Risk. The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.Smaller Sized Fund Risk. Because the Fund has a small asset base, the Fund’s performance may not represent how the Fund is expected to or may perform in the long term. If a smaller fund were to fail to attract sufficient assets to achieve or maintain economies of scale, its performance may be negatively impacted, and any resulting liquidation could create negative transaction costs for the fund and tax consequences for investors.Real Estate Securities Risk. The Fund’s performance may be affected by the risks associated with investments in real estate-related companies. The value of real estate-related companies’ securities is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, supply and demand, and the management skill and creditworthiness of the company. Investments in real estate investment trusts (“REITs”) involve the same risks as other real estate investments. In addition, a REIT could fail to qualify for tax-free pass-through of its income under the Internal Revenue Code of 1986, as amended or fail to maintain its exemption from registration under the Investment Company Act of 1940, as amended, which could produce adverse economic consequences for the REIT and its investors, including the Fund.Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may offset gains or increase losses in the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.Securities Lending Risk. The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class T Shares of the Fund commenced operations with the Fund’s inception. Class N Shares of the Fund commenced operations on August 4, 2017.•The performance shown for Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class T Shares is calculated using the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.•The performance shown for Class N Shares for periods prior to August 4, 2017, reflects the performance of the Fund’s Class I Shares, calculated using the fees and expenses of Class N Shares, without the effect of any fee and expense limitations or waivers. If Class N Shares of the Fund had been available during periods prior to August 4, 2017, the performance may have been different.The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower.The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/performanceor by calling 1-877-335-2687.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower.The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. All figures assume reinvestment of dividends and distributions.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	 janushenderson.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class I Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter:2nd Quarter 202022.13%Worst Quarter:1st Quarter 2020– 24.06%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date return as of the calendar quarter ended September 30, 2021 was– 3.71%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/20)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The one year return is calculated to include the contingent deferred sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class I Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class I Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund’s primary benchmark index is the MSCI Emerging Markets Index. The index is described below.•The MSCI Emerging Markets Index is designed to measure equity market performance of emerging markets.After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.After-tax returns are only shown for Class I Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class I Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janushenderson.com/performanceor by calling 1-877-335-2687.
Class A C S I N T Shares | Janus Henderson Emerging Markets Managed Volatility Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	15.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	16.67%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	15.37%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.30%	[1]
1 Year	rr_ExpenseExampleYear01	$ 2,054
3 Years	rr_ExpenseExampleYear03	4,516
5 Years	rr_ExpenseExampleYear05	6,436
10 Years	rr_ExpenseExampleYear10	9,587
1 Year	rr_ExpenseExampleNoRedemptionYear01	2,054
3 Years	rr_ExpenseExampleNoRedemptionYear03	4,516
5 Years	rr_ExpenseExampleNoRedemptionYear05	6,436
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 9,587
Class A C S I N T Shares | Janus Henderson Emerging Markets Managed Volatility Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	8.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	10.70%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	8.82%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.88%	[1]
1 Year	rr_ExpenseExampleYear01	$ 1,140
3 Years	rr_ExpenseExampleYear03	2,944
5 Years	rr_ExpenseExampleYear05	4,638
10 Years	rr_ExpenseExampleYear10	8,682
1 Year	rr_ExpenseExampleNoRedemptionYear01	1,040
3 Years	rr_ExpenseExampleNoRedemptionYear03	2,944
5 Years	rr_ExpenseExampleNoRedemptionYear05	4,638
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 8,682
Class A C S I N T Shares | Janus Henderson Emerging Markets Managed Volatility Fund | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	9.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	10.72%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	9.36%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.36%	[1]
1 Year	rr_ExpenseExampleYear01	$ 1,041
3 Years	rr_ExpenseExampleYear03	2,949
5 Years	rr_ExpenseExampleYear05	4,644
10 Years	rr_ExpenseExampleYear10	8,104
1 Year	rr_ExpenseExampleNoRedemptionYear01	1,041
3 Years	rr_ExpenseExampleNoRedemptionYear03	2,949
5 Years	rr_ExpenseExampleNoRedemptionYear05	4,644
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 8,104
Class A C S I N T Shares | Janus Henderson Emerging Markets Managed Volatility Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	5.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.79%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	5.78%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.01%	[1]
1 Year	rr_ExpenseExampleYear01	$ 673
3 Years	rr_ExpenseExampleYear03	1,983
5 Years	rr_ExpenseExampleYear05	3,246
10 Years	rr_ExpenseExampleYear10	6,212
1 Year	rr_ExpenseExampleNoRedemptionYear01	673
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,983
5 Years	rr_ExpenseExampleNoRedemptionYear05	3,246
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 6,212
2015	rr_AnnualReturn2015	(9.93%)
2016	rr_AnnualReturn2016	1.36%
2017	rr_AnnualReturn2017	34.57%
2018	rr_AnnualReturn2018	(4.91%)
2019	rr_AnnualReturn2019	9.10%
2020	rr_AnnualReturn2020	7.69%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.71%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.06%)
Class A C S I N T Shares | Janus Henderson Emerging Markets Managed Volatility Fund | Class N
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	5.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.12%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	5.26%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.86%	[1]
1 Year	rr_ExpenseExampleYear01	$ 609
3 Years	rr_ExpenseExampleYear03	1,805
5 Years	rr_ExpenseExampleYear05	2,975
10 Years	rr_ExpenseExampleYear10	5,788
1 Year	rr_ExpenseExampleNoRedemptionYear01	609
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,805
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,975
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,788
Class A C S I N T Shares | Janus Henderson Emerging Markets Managed Volatility Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	7.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.02%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	6.90%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.12%	[1]
1 Year	rr_ExpenseExampleYear01	$ 790
3 Years	rr_ExpenseExampleYear03	2,299
5 Years	rr_ExpenseExampleYear05	3,718
10 Years	rr_ExpenseExampleYear10	6,907
1 Year	rr_ExpenseExampleNoRedemptionYear01	790
3 Years	rr_ExpenseExampleNoRedemptionYear03	2,299
5 Years	rr_ExpenseExampleNoRedemptionYear05	3,718
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 6,907
Class A C S I N T Shares | Janus Henderson Emerging Markets Managed Volatility Fund | Return Before Taxes | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.25%	[2]
5 Years	rr_AverageAnnualReturnYear05	7.22%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.39%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2014	[2]
Class A C S I N T Shares | Janus Henderson Emerging Markets Managed Volatility Fund | Return Before Taxes | Class C
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.58%	[3]
5 Years	rr_AverageAnnualReturnYear05	8.22%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	5.05%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2014	[3]
Class A C S I N T Shares | Janus Henderson Emerging Markets Managed Volatility Fund | Return Before Taxes | Class S
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.59%
5 Years	rr_AverageAnnualReturnYear05	8.59%
Since Inception	rr_AverageAnnualReturnSinceInception	5.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2014
Class A C S I N T Shares | Janus Henderson Emerging Markets Managed Volatility Fund | Return Before Taxes | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.69%
5 Years	rr_AverageAnnualReturnYear05	8.79%
Since Inception	rr_AverageAnnualReturnSinceInception	5.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2014
Class A C S I N T Shares | Janus Henderson Emerging Markets Managed Volatility Fund | Return Before Taxes | Class N
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.83%
5 Years	rr_AverageAnnualReturnYear05	6.37%
Since Inception	rr_AverageAnnualReturnSinceInception	2.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2014
Class A C S I N T Shares | Janus Henderson Emerging Markets Managed Volatility Fund | Return Before Taxes | Class T
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.53%
5 Years	rr_AverageAnnualReturnYear05	8.69%
Since Inception	rr_AverageAnnualReturnSinceInception	5.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2014
Class A C S I N T Shares | Janus Henderson Emerging Markets Managed Volatility Fund | Return After Taxes on Distributions | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.52%
5 Years	rr_AverageAnnualReturnYear05	7.95%
Since Inception	rr_AverageAnnualReturnSinceInception	4.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2014
Class A C S I N T Shares | Janus Henderson Emerging Markets Managed Volatility Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.93%
5 Years	rr_AverageAnnualReturnYear05	6.86%
Since Inception	rr_AverageAnnualReturnSinceInception	4.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2014
Class A C S I N T Shares | Janus Henderson Emerging Markets Managed Volatility Fund | MSCI Emerging MarketsSM Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.31%
5 Years	rr_AverageAnnualReturnYear05	12.81%
Since Inception	rr_AverageAnnualReturnSinceInception	8.34%
Class A C S I N T Shares | Janus Henderson Emerging Markets Managed Volatility Fund | MSCI Emerging MarketsSM Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) | Class C
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.31%
5 Years	rr_AverageAnnualReturnYear05	12.81%
Since Inception	rr_AverageAnnualReturnSinceInception	8.34%
Class A C S I N T Shares | Janus Henderson Emerging Markets Managed Volatility Fund | MSCI Emerging MarketsSM Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) | Class S
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.31%
5 Years	rr_AverageAnnualReturnYear05	12.81%
Since Inception	rr_AverageAnnualReturnSinceInception	8.34%
Class A C S I N T Shares | Janus Henderson Emerging Markets Managed Volatility Fund | MSCI Emerging MarketsSM Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.31%
5 Years	rr_AverageAnnualReturnYear05	12.81%
Since Inception	rr_AverageAnnualReturnSinceInception	8.34%
Class A C S I N T Shares | Janus Henderson Emerging Markets Managed Volatility Fund | MSCI Emerging MarketsSM Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) | Class N
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.31%
5 Years	rr_AverageAnnualReturnYear05	12.81%
Since Inception	rr_AverageAnnualReturnSinceInception	8.34%
Class A C S I N T Shares | Janus Henderson Emerging Markets Managed Volatility Fund | MSCI Emerging MarketsSM Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) | Class T
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.31%
5 Years	rr_AverageAnnualReturnYear05	12.81%
Since Inception	rr_AverageAnnualReturnSinceInception	8.34%

[1]	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) exceed 0.85% for at least a one-year period commencing on October 28, 2021. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.
[2]	Calculated assuming maximum permitted sales loads.
[3]	The one year return is calculated to include the contingent deferred sales charge.